Investments in associates and other investments - Schedule of other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value through profit or loss (warrants)
FVTPL, Balance - Beginning of year	$ 4	$ 18
FVTPL, Acquisitions	298
FVTPL, Change in fair value	68	(14)
FVTPL, Balance - End of year	370	4
Fair value through other comprehensive income (shares)
FVTOCI, Balance - Beginning of year	19,389	33,801
FVTOCI, Consideration received from disposal of exploration properties		1,694
FVTOCI, Disposals	(3,060)	(5,935)
FVTOCI, Change in fair value	(6,366)	(10,171)
FVTOCI, Balance - End of year	9,963	19,389
Total	$ 10,333	$ 19,393